Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

Amendment 1

In connection with the release of the Securities and Exchange Commission’s “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.

Based on the re-evaluation, the Company concluded that the public warrants (as defined in Note 4) meet the criteria of equity classification and its historical accounting as equity is appropriate, which should be recorded at their relative fair value at the issuance date and remeasurement is not required. The Company previously accounted for its outstanding warrants issued in the Private Units (“Private Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Private Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Based on management’s evaluation, in consultation with the Company’s audit committee, the Company’s management concluded that the Company’s Private Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. As a result, the Company should have classified the Private Warrants as derivative liabilities in its previously issued financial statements in its Form 10-K. Under this accounting treatment, the Company is required to measure the fair value of the Private Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. The restated classification and reported values of the Private Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2019
Warrant liabilities	$-	$533,319	$533,319
Ordinary shares subject to possible redemption	$108,547,510	$(533,321)	$108,014,189
Ordinary shares	$2,567,939	$(132,251)	$2,435,688
Retained earnings	$2,432,069	$132,253	$2,564,322
Total shareholders’ equity	$5,000,008	$2	$5,000,010

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Warrant liabilities	$-	$522,579	$52,579
Ordinary shares subject to possible redemption	$2,672,183	$(522,576)	$2,149,607
Ordinary shares	$2,553,378	$(142,996)	$2,410,382
Retained earnings	$2,446,631	$142,993	$2,589,624
Total shareholders’ equity	$5,000,009	$(3)	$5,000,006

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2019
Change in fair value of warrant liabilities	$-	$77,859	$77,859
Net income	$2,090,361	$77,859	$2,168,220
Income attributable to ordinary shares subject to possible redemption	$(2,345,916)	$11,318	$(2,334,598)
Adjusted net loss	$(255,555)	$89,177	$(166,378)
Basic and diluted weighted average shares outstanding	4,097,705	45,751	4,143,456
Adjusted basic and diluted net loss per ordinary share	$(0.06)	$0.02	$(0.04)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	$-	$10,740	$10,740
Net income	$14,562	$10,740	$25,302
Income attributable to ordinary shares subject to possible redemption	$(97,280)	$19,019	$(78,261)
Adjusted net loss	$(82,718)	$29,759	$(52,959)
Basic and diluted weighted average shares outstanding	4,307,454	48,740	4,356,194
Adjusted basic and diluted net loss per ordinary share	$(0.02)	$0.01	$(0.01)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2019
Net income	$2,090,361	$77,859	$2,168,220
Change in fair value of warrant liabilities	-	$(77,859)	$(77,859)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2020
Net income	$14,562	$10,740	$25,302
Change in fair value of warrant liabilities	-	$(10,740)	$(10,740)

Amendment 2

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain shareholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial Business Combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its shareholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

However, in light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the Public Shares issued during the initial public offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that all of the Public Shares should be classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Public Shares with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and ordinary shares.

In connection with the change in presentation for the Public Shares, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to redeemable and nonredeemable ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares pro rata in the income (loss) of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in the financial statements herein.

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2019
Ordinary shares subject to possible redemption	$108,014,189	$11,031,138	$119,045,327
Ordinary shares	$2,435,688	$(2,435,688)	$-
Retained earnings (accumulated deficit)	$2,564,322	$(8,595,450)	$(6,031,128)
Total shareholders’ equity (deficit)	$5,000,010	$(11,031,138)	$(6,031,128)

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Ordinary shares subject to possible redemption	$2,149,607	$13,215,384	$15,364,991
Ordinary shares	$2,410,382	$(2,410,382)	$-
Retained earnings (accumulated deficit)	$2,589,624	$(10,805,002)	$(8,215,378)
Total shareholders’ equity (deficit)	$5,000,006	$(13,215,384)	$(8,215,378)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2019
Net income	$2,168,220	$-	$2,168,220
Less: income attributable to ordinary shares subject to possible redemption	$(2,334,598)	$2,334,598	$-
Adjusted net loss	$(166,378)	$166,378	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.11)	$(0.11)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,143,456	(941,698)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.04)	$(0.07)	$(0.11)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2020
Net income	$25,302	$-	$25,302
Less: income attributable to ordinary shares subject to possible redemption	$(78,261)	$78,261	$-
Adjusted net loss	$(52,959)	$52,959	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	4,551,951	4,551,951
Basic and diluted net loss per redeemable ordinary share	$-	$(0.28)	$(0.28)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,356,194	(1,154,436)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.01)	$(0.27)	$(0.28)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2019
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$2,168,213	$(2,168,213)	$-
Accretion of carrying value to redemption value	$-	$3,721,076	$3,721,076

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2020
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$25,306	$(25,306)	$-
Accretion of carrying value to redemption value	$-	$2,209,552	$2,209,552